Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Company uses derivative instruments in accordance with its overall risk management policy.
Foreign Exchange Risk
From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2024, the Company was committed to the following foreign currency forward contracts.

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2025 $
British Pound Sterling	5,500	0.7840	(140)	7,016
Canadian Dollar	12,300	1.3685	(387)	8,988
			(527)	16,004
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company entered into cross currency swaps concurrently with the issuance of its NOK-denominated senior unsecured bonds (see Note 10), and pursuant to these swaps, the Company receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Company’s NOK-denominated bonds due in 2025 and 2026, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at December 31, 2024:

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	112,000	NIBOR	5.15%	5.74%	(21,577)	0.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(24,523)	1.9
					(46,100)
Interest Rate Risk
The Company enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on certain of its outstanding floating-rate debt.
As at December 31, 2024, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
U.S. Dollar-denominated interest rate swaps (ii)	SOFR	578,912	30,648	2.4	1.4%
U.S. Dollar-denominated interest rate swaps (ii)(iii)	SOFR	232,976	8,115	4.7	3.4%
U.S. Dollar-denominated interest rate swaps (iv)(v)(vi)	SOFR	107,725	49,262	1.1	3.0%
			88,025
(i)Excludes an additional amount consisting of the margins and the credit adjustment spreads the Company pays on its floating-rate term loans, which, as at December 31, 2024, ranged from 2.00% to 3.45%.
(ii)Principal amount reduces quarterly.
(iii)These interest rate swaps are subject to mandatory early termination in August 2029 and September 2029, whereby the swaps will be settled based on their fair value at that time.
(iv)Principal amount reduces monthly.
(v)Forward-starting interest rate swaps with inception dates ranging from September 2025 to June 2026.
(vi)These interest rate swaps are subject to mandatory early termination in 2025 and 2026, whereby the swaps will be settled based on their fair value at that time.

As at December 31, 2024, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2024, these derivative instruments had an aggregate fair value asset of $88.0 million (December 31, 2023 – $55.4 million) and an aggregate fair value liability of $34.4 million (December 31, 2023 – $13.1 million). As at December 31, 2024, the Company had $19.5 million (December 31, 2023 – $3.0 million) of cash on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and long-term on the Company’s consolidated balance sheets.
Credit Risk
The Company is exposed to credit loss in the event of non-performance by the counterparties to its derivative instruments. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, derivative instruments are entered into with different counterparties to reduce concentration risk.
The following table presents the classification and fair value amounts of derivative instruments (none of which are designated as cash flow hedges), segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2024
Interest rate swap agreements	2,070	35,042	50,913	—	—
Foreign currency forward contracts	—	—	—	(527)	—
Cross currency swap agreements	295	642	—	(21,756)	(25,281)
	2,365	35,684	50,913	(22,283)	(25,281)
As at December 31, 2023
Interest rate swap agreements	2,433	18,022	35,127	—	(156)
Foreign currency forward contracts	—	221	—	—	—
Cross currency swap agreements	480	4,154	—	—	(23,680)
	2,913	22,397	35,127	—	(23,836)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements and foreign currency forward contracts are recognized in earnings and reported in realized and unrealized gain on non-designated derivative instruments in the Company’s consolidated statements of (loss) income. The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	23,387	32,963	56,350	20,227	3,403	23,630	(4,982)	70,252	65,270
Foreign currency forward contracts	61	(748)	(687)	540	(177)	363	—	398	398
	23,448	32,215	55,663	20,767	3,226	23,993	(4,982)	70,650	65,668

Realized and unrealized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange (loss) gain in the Company’s consolidated statements of (loss) income. The effect of the gain (loss) on these derivatives on the Company's consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	4,220	(26,869)	(22,649)	(19,463)	466	(18,997)	(2,546)	(9,881)	(12,427)
For the periods indicated, the following table presents the amounts of losses reclassified from accumulated other comprehensive income (or OCI) to interest expense for interest rate swaps previously dedesignated but for which the hedged forecasted transaction remains probable as cash flow hedges (excluding such agreements in equity-accounted investments):

Amount of Loss Reclassified from Accumulated OCI to Interest Expense
Year Ended December 31,
2024 $	2023 $	2022 $
(761)	(1,242)	(2,453)